Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade And Other Current Payables [Abstract]
Schedule of Trade and Other Payables

Trade and other payables consisted of the following items as of December 31:

	2022	2021

Accounts payable	11,113	6,219
Accrued expenses	5,455	375
Value added tax payable	—	2,774
Share based payment liabilities	1,935	458
Total trade and other payables	18,503	9,827